Intangible Assets	12 Months Ended
Dec. 31, 2022
Computer software [member]
Statement [LineItems]
Intangible Assets
Note 16: Computer Software
Computer software consists of the following:

	2022	2021
Cost:
Balance as of January 1,	4,918	4,771
Additions:
Internally developed	519	460
Purchased	2	3
Acquisitions	74	-
Removed from service	(24)	(344)
Disposals of businesses	(91)	(24)
Translation and other, net	(13)	52
Balance as of December 31,	5,385	4,918
Accumulated amortization:
Balance as of January 1,	(4,096)	(3,941)
Amortization	(485)	(474)
Removed from service	24	344
Disposals of businesses	81	19
Translation and other, net	13	(44)
Balance as of December 31,	(4,463)	(4,096)

Carrying amount as of December 31:	922	822

Other identifiable intangible assets [member]
Statement [LineItems]
Intangible Assets
Note 17: Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life

	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2020	2,646	147	1,844	640	743	6,020
Acquisitions	-	-	-	-	23	23
Removed from service	-	(7)	(3)	(1)	(5)	(16)
Disposals of businesses	-	(9)	(17)	-	-	(26)
Translation and other, net	-	(1)	(9)	(1)	(3)	(14)
December 31, 2021	2,646	130	1,815	638	758	5,987
Acquisitions	-	-	2	-	-	2
Removed from service	-	-	(1)	-	-	(1)
Disposals of businesses	-	-	(5)	-	-	(5)
Translation and other, net	-	-	(44)	(8)	(19)	(71)
December 31, 2022	2,646	130	1,767	630	739	5,912

Accumulated amortization:
December 31, 2020	-	(117)	(1,204)	(542)	(730)	(2,593)
Amortization	-	(10)	(82)	(20)	(7)	(119)
Removed from service	-	7	3	1	5	16
Disposals of businesses	-	9	17	-	-	26
Translation and other, net	-	1	8	1	4	14
December 31, 2021	-	(110)	(1,258)	(560)	(728)	(2,656)
Amortization	-	(9)	(64)	(20)	(6)	(99)
Removed from service	-	-	1	-	-	1
Disposals of businesses	-	-	5	-	-	5
Translation and ot h er, net	-	1	29	7	19	56
December 31, 2022	-	(118)	(1,287)	(573)	(715)	(2,693)
Carrying amount:
December 31, 2021	2,646	20	557	78	30	3,331
December 31, 2022	2,646	12	480	57	24	3,219
The carrying amount of indefinite-lived trade names as of December 31, 2022 and 2021 was comprised of the Reuters and West tradenames in the amounts of $1,939 million and $707 million, respectively.
Due to widespread brand recognition, long history and expected future use, these trade names have been assigned indefinite lives. For purposes of impairment testing, the West trade name was allocated to the Legal Professionals, Corporates and Global Print CGUs as it primarily benefits those CGUs. The Reuters trade name is considered a corporate asset, because it is used in the Company’s name, and therefore its carrying value was compared to the combined excess fair value of all the Company’s CGUs. The Company performed its annual test for impairment as of October 1, 2022. No impairment was recorded. See note 18.